Note 8 - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2015 shares
Stock options outstanding (in shares)	3,463,600
Shares available for grant under equity incentive plan (in shares)	5,722,264
Common shares issuable upon conversion of notes payable (in shares)	2,466,667
Common shares issuable under common stock purchase warrants (in shares)	2,550,000
Total (in shares)	14,202,531